Investments (Details) - Schedule of company joint venture	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Company Joint Venture Abstract
Company	Bellamar Empreendimento e Participação S.A.
Country	Brazil
Participation in investments - %	50.00%	50.00%